Pension benefits - Annual Pension Cost (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Retirement Benefits [Abstract]
Service cost	$ 2	$ 1	$ 3	$ 2
Interest cost	1	0	1	2
Gross pension cost for the year	3	1	4	4
Expected return on plan assets	(1)	0	(1)	(1)
Net pension cost for the year	2	1	3	3
Impact of settlement/curtailment funded status	0	0	0	(1)
Total net pension cost	$ 2	$ 1	$ 3	$ 2